Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Oct. 05, 2014	Oct. 03, 2014
CareFusion Corporation [Member]
Business Acquisition [Line Items]
Acquisition agreement date	Oct. 05, 2014
Description of Shares issuable to stockholders	Under the terms of the transaction, CareFusion stockholders will receive $49.00 in cash, without interest, and 0.0777 of a share of BD for each share of CareFusion. Using BD’s closing price as of October 3, 2014 of $115.84 would result in a total cost of $58.00 per CareFusion share. The value of the consideration transferred for accounting purposes will ultimately be based on the closing share price of BD’s stock on the last trading day prior to the closing date of the transaction, and could materially change.
Subsequent Event [Member]
Business Acquisition [Line Items]
Share closing price			115.84
Subsequent Event [Member] | CareFusion Corporation [Member]
Business Acquisition [Line Items]
Total consideration transferred per share of acquiree		$ 58
Total consideration transferred		$ 12,200,000,000
Acquisition agreement date		Oct. 05, 2014
Percentage of outstanding shares acquired		100.00%
Total cash consideration		10,100,000,000
Currently secured financing		9,100,000,000
Shares issuable to stockholders		2,100,000,000
Cash consideration per share		$ 49.00
Equity consideration per share		0.0777
Subsequent Event [Member] | CareFusion Corporation [Member] | Interest Rate Swaps [Member]
Business Acquisition [Line Items]
Derivative, notional amount		$ 2,300,000,000
Subsequent Event [Member] | GenCell Biosystems [Member]
Business Acquisition [Line Items]
Acquisition agreement date			Oct. 03, 2014